Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Group's loss before income taxes

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Non-PRC	(7,083,904)	(2,741,219)	(3,763,962)	(576,853)
PRC	(3,133,221)	(4,226,384)	(3,415,780)	(523,491)
	(10,217,125)	(6,967,603)	(7,179,742)	(1,100,344)

Schedule of reconciliations of the income tax expenses

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income tax expense	(10,217,125)	(6,967,603)	(7,179,742)	(1,100,344)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate	(2,554,281)	(1,741,901)	(1,794,935)	(275,086)
International tax rate differential	1,779,100	735,028	1,077,383	165,116
Preferential tax rate	197,828	358,796	57,483	8,810
Non-deductible expenses	36,726	(5,980)	108	17
Non-taxable income	(20,973)	(61,151)	(164,120)	(25,153)
Deferred tax items tax rate differential	(34,236)	(570,382)	(110,821)	(16,984)
Additional deduction of research and development expenses	(22,672)	(67,628)	(124,858)	(19,135)
Change in valuation allowance	618,508	1,353,218	1,059,760	162,415
Income tax expenses	—	—	—	—

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	1,840,246	1,956,901	299,908
Carryforwards of non-deductible advertising expenses and donations	251,829	1,143,858	175,304
Others	43,111	94,186	14,435
Less: valuation allowance	(2,135,186)	(3,194,945)	(489,647)
Deferred tax assets, net	—	—	—